Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2014	$ 24
2015	22
2016	16
2017	12
2018	9
Thereafter	24
Total future minimum leases payments	107	153
2014	6
2015	2
2016	2
2017	1
2018
Thereafter
Total future minimum leases payments	11
Less: amount representing interest	1
Present value of future minimum lease payments	$ 10